PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2019	2020
	RMB	RMB
Value-added tax	43,595	100,686
Other receivables	10,252	21,060
Prepaid expenses	9,595	25,863
Advances to suppliers	2,129	874
Rental deposits	1,787	4,415
Total	67,358	152,898